UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2017

Date of reporting period: July 31, 2016

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® ASIA/PACIFIC DIVIDEND ETF

July 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.71%

AUSTRALIA — 52.35%
ALS Ltd.	570,640	$2,211,946
Amcor Ltd./Australia	142,520	1,627,001
AusNet Services	2,059,715	2,770,911
Australia & New Zealand Banking Group Ltd.	166,565	3,271,285
Bendigo & Adelaide Bank Ltd.	457,450	3,529,001
Commonwealth Bank of Australia	41,195	2,421,849
Mineral Resources Ltd.	306,285	2,286,017
Monadelphous Group Ltd.[a]	583,170	4,667,300
National Australia Bank Ltd.	155,995	3,146,688
Suncorp Group Ltd.	237,895	2,428,306
Sydney Airport	320,600	1,842,160
Telstra Corp. Ltd.	600,950	2,635,459
Westpac Banking Corp.	104,965	2,480,318
Woodside Petroleum Ltd.	117,740	2,374,124
WorleyParsons Ltd.	849,205	4,763,334

		42,455,699
HONG KONG — 22.99%
Giordano International Ltd.	8,400,000	4,405,698
Hang Seng Bank Ltd.	101,500	1,811,577
Kerry Properties Ltd.	770,000	2,103,622
New World Development Co. Ltd.	2,730,000	3,173,294
PCCW Ltd.	3,255,000	2,369,957
Sino Land Co. Ltd.	1,210,000	2,158,055
VTech Holdings Ltd.[a]	241,500	2,625,085

		18,647,288
JAPAN — 4.67%
Mitsui & Co. Ltd.	154,100	1,817,143
TonenGeneral Sekiyu KK	217,000	1,967,049

		3,784,192
NEW ZEALAND — 11.62%
Sky Network Television Ltd.	1,046,150	3,689,423
SKYCITY Entertainment Group Ltd.	619,640	2,265,704
Spark New Zealand Ltd.	1,218,000	3,465,373

		9,420,500
SINGAPORE — 8.08%
Singapore Post Ltd.	1,596,000	1,705,204
Singapore Telecommunications Ltd.	675,600	2,102,605
StarHub Ltd.	941,582	2,748,121

		6,555,930

TOTAL COMMON STOCKS
(Cost: $78,960,856)		80,863,609

Security	Shares	Value
SHORT-TERM INVESTMENTS — 2.01%

MONEY MARKET FUNDS — 2.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[b,c,d]	1,494,978	$1,494,978
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[b,c,d]	82,604	82,604
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,c]	52,276	52,276

		1,629,858

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,629,858)		1,629,858

TOTAL INVESTMENTS IN SECURITIES — 101.72%
(Cost: $80,590,714)[e]		82,493,467
Other Assets, Less Liabilities — (1.72)%		(1,394,182)

NET ASSETS — 100.00%		$81,099,285

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral.
[e]	The cost of investments for federal income tax purposes was $83,297,723. Net unrealized depreciation was $804,256, of which $4,415,097 represented gross unrealized appreciation on securities and $5,219,353 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$80,863,609	$—	$—	$80,863,609
Money market funds	1,629,858	—	—	1,629,858

Total	$82,493,467	$—	$—	$82,493,467

1

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS DIVIDEND ETF

July 31, 2016

Security	Shares	Value
COMMON STOCKS — 92.96%

BRAZIL — 9.05%
AES Tiete Energia SA	304,200	$1,618,686
Banco do Brasil SA	666,900	4,342,979
CCR SA	337,500	1,955,629
Engie Brasil Energia SA	93,600	1,222,267
Multiplus SA	339,300	4,489,500
Transmissora Alianca de Energia Eletrica SA Units	655,200	5,249,870

		18,878,931
CHILE — 0.75%
Itau CorpBanca	180,863,651	1,571,598

		1,571,598
CHINA — 18.54%
Agile Property Holdings Ltd.	3,510,000	2,008,312
Agricultural Bank of China Ltd. Class H	7,020,000	2,578,238
ANTA Sports Products Ltd.	468,000	1,042,151
Bank of China Ltd. Class H	5,265,000	2,164,363
Belle International Holdings Ltd.	3,393,000	2,243,067
China Construction Bank Corp. Class H	3,744,000	2,508,882
China Evergrande Group[a]	3,861,000	2,433,043
China Resources Cement Holdings Ltd.	7,956,000	2,891,245
China Shanshui Cement Group Ltd.[a,b]	1,012,000	122,849
China Shenhua Energy Co. Ltd. Class H	1,521,000	2,904,815
Datang International Power Generation Co. Ltd. Class H	8,294,000	2,148,331
Great Wall Motor Co. Ltd. Class H	2,457,000	2,548,837
Guangzhou R&F Properties Co. Ltd. Class H	842,400	1,274,464
Huadian Power International Corp. Ltd. Class H	3,744,000	1,770,692
Huaneng Power International Inc. Class H	2,574,000	1,575,590
Industrial & Commercial Bank of China Ltd. Class H	4,329,000	2,449,025
PetroChina Co. Ltd. Class H	1,638,000	1,110,301
Shenzhen Investment Ltd.	3,978,000	1,619,918
Shougang Fushan Resources Group Ltd.	9,090,000	1,616,531
Zhejiang Expressway Co. Ltd. Class H	1,638,000	1,690,782

		38,701,436
COLOMBIA — 1.57%
Ecopetrol SAb	7,742,413	3,268,018

		3,268,018
CZECH REPUBLIC — 2.61%
CEZ AS	194,311	3,667,389
Komercni Banka AS	45,396	1,784,522

		5,451,911
GREECE — 1.71%
OPAP SA	447,250	3,575,984

		3,575,984

Security	Shares	Value
INDIA — 0.42%
Reliance Industries Ltd. GDR[c]	29,133	$878,360

		878,360
MALAYSIA — 3.78%
Berjaya Sports Toto Bhd	1,863,813	1,501,856
British American Tobacco Malaysia Bhd	110,900	1,344,804
Malayan Banking Bhd[a]	900,900	1,775,020
Public Bank Bhd	175,500	840,744
Sime Darby Bhd	503,100	917,087
Telekom Malaysia Bhd[a]	900,900	1,511,644

		7,891,155
PHILIPPINES — 2.17%
Globe Telecom Inc.	35,685	1,717,970
Philippine Long Distance Telephone Co.	63,180	2,805,616

		4,523,586
POLAND — 2.19%
KGHM Polska Miedz SA	86,463	1,743,689
Orange Polska SA	668,889	925,626
Powszechny Zaklad Ubezpieczen SA	262,625	1,901,418

		4,570,733
RUSSIA — 5.44%
MMC Norilsk Nickel PJSC	29,835	4,284,820
Mobile TeleSystems PJSC	826,020	3,125,473
Unipro PJSC	87,399,000	3,948,574

		11,358,867
SOUTH AFRICA — 9.17%
African Bank Investments Ltd.[a,b]	2,216,313	1,599
Barloworld Ltd.	290,628	1,726,829
Coronation Fund Managers Ltd.	504,817	2,686,313
Exxaro Resources Ltd.[a]	207,822	1,244,264
Foschini Group Ltd. (The)	175,940	1,891,009
MTN Group Ltd.	276,120	2,794,064
Nampak Ltd.	1,690,767	2,586,826
PPC Ltd.	1,578,031	896,984
RMB Holdings Ltd.	351,351	1,576,429
Tiger Brands Ltd.	41,632	1,170,789
Truworths International Ltd.	234,634	1,510,912
Woolworths Holdings Ltd./South Africa	164,115	1,058,703

		19,144,721
TAIWAN — 22.03%
Asia Cement Corp.	2,223,000	2,033,380
Asustek Computer Inc.	152,000	1,321,304
China Steel Corp.	1,872,388	1,293,304
Chunghwa Telecom Co. Ltd.	351,000	1,247,956
Far EasTone Telecommunications Co. Ltd.	585,000	1,343,248
Farglory Land Development Co. Ltd.	2,457,263	2,644,081
Gigabyte Technology Co. Ltd.	1,638,000	2,078,094
Highwealth Construction Corp.	1,872,500	2,853,652
Huaku Development Co. Ltd.	1,207,000	2,015,259
IEI Integration Corp.	1,170,000	1,493,516

2

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS DIVIDEND ETF

July 31, 2016

Security	Shares	Value
Inventec Corp.	2,457,475	$1,905,288
Lite-On Technology Corp.	1,053,915	1,578,083
MediaTek Inc.	279,000	2,128,136
Merry Electronics Co. Ltd.	1,170,000	3,335,213
Novatek Microelectronics Corp.	397,000	1,392,852
Oriental Union Chemical Corp.	1,638,000	1,005,695
Radiant Opto-Electronics Corp.	936,000	1,498,280
Synnex Technology International Corp.	2,340,000	2,763,462
Taiwan Cement Corp.	2,205,000	2,341,556
Taiwan Mobile Co. Ltd.	386,000	1,330,075
TSRC Corp.	1,755,925	1,537,390
U-Ming Marine Transport Corp.	2,223,000	1,636,453
Wan Hai Lines Ltd.	4,375,000	2,261,301
Wistron NeWeb Corp.	264,509	705,954
WPG Holdings Ltd.	1,755,000	2,232,027

		45,975,559
THAILAND — 9.86%
Advanced Info Service PCL NVDR	409,500	2,092,765
Charoen Pokphand Foods PCL NVDR	1,778,400	1,429,664
Intouch Holdings PCL NVDR[a]	1,333,800	2,297,674
Jasmine International PCL NVDR[a]	39,776,200	6,509,456
Land & Houses PCL NVDR[a]	8,210,800	2,404,541
PTT Global Chemical PCL NVDR	865,800	1,510,116
Sansiri PCL NVDR	42,049,866	2,185,193
Siam Cement PCL (The) NVDR	70,200	1,027,907
Thai Oil PCL NVDR	643,500	1,122,384

		20,579,700
TURKEY — 3.67%
Eregli Demir ve Celik Fabrikalari TAS	2,576,808	3,912,415
Tofas Turk Otomobil Fabrikasi AS	183,309	1,446,781
Turk Telekomunikasyon AS	473,758	956,975
Turk Traktor ve Ziraat Makineleri AS	47,833	1,334,138

		7,650,309

TOTAL COMMON STOCKS
(Cost: $201,813,641)		194,020,867

PREFERRED STOCKS — 5.51%

BRAZIL — 5.51%
Cia. Energetica de Minas Gerais	1,567,863	4,409,069
Telefonica Brasil SA	140,400	2,138,316
Vale SA	1,064,700	4,944,050

		11,491,435

TOTAL PREFERRED STOCKS
(Cost: $12,185,865)		11,491,435

SHORT-TERM INVESTMENTS — 2.31%

MONEY MARKET FUNDS — 2.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	4,178,207	4,178,207

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d,e,f]	230,864	$230,864
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	406,718	406,718

		4,815,789

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,815,789)		4,815,789

TOTAL INVESTMENTS IN SECURITIES — 100.78%
(Cost: $218,815,295)[g]		210,328,091
Other Assets, Less Liabilities — (0.78)%		(1,622,906)

NET ASSETS — 100.00%		$208,705,185

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $225,052,949. Net unrealized depreciation was $14,724,858, of which $13,416,252 represented gross unrealized appreciation on securities and $28,141,110 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$193,896,419	$—	$124,448	$194,020,867
Preferred stocks	11,491,435	—	—	11,491,435
Money market funds	4,815,789	—	—	4,815,789

Total	$210,203,643	$—	$124,448	$210,328,091

3

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: September 29, 2016

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: September 29, 2016